Audit Information	12 Months Ended
Dec. 31, 2023
Auditor [Line Items]
Auditor Name	KPMG LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	1118
KPMG
Auditor [Line Items]
Auditor Name	KPMG
Auditor Location	Perth, Australia
Auditor Firm ID	1020